Fair Value - Change in Fair Value of Derivative Warrant Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	$ 1,145	$ 582	$ 582	$ 687
Issuance of SAFE liability and warrant		0	0
Change in fair value of derivative liabilities	427	699	563	(105)
Derivative warrant liabilities at the end	1,572	1,281	1,145	582
SAFE Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	28,271	0	0	0
Issuance of SAFE liability and warrant		0	28,271
Change in fair value of derivative liabilities	(1,050)	0	0	0
Derivative warrant liabilities at the end	27,221	0	28,271	0
SAFE warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	1,729	0	0	0
Issuance of SAFE liability and warrant		0	1,729
Change in fair value of derivative liabilities	293	0	0	0
Derivative warrant liabilities at the end	$ 2,022	$ 0	$ 1,729	$ 0